Commitments And Contingencies (Narrative) (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2009 USD ($)	Dec. 31, 2016 USD ($) item contract	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Jul. 31, 2011 USD ($)	Jul. 31, 2006 item
Loss Contingencies [Line Items]
Number of aircraft | item		1,022
Number of asset value guarantees settled | item			3
Guarantee carrying value		$ 51,804,000	$ 47,380,000
Asset Value Guarantees [Member]
Loss Contingencies [Line Items]
Number of asset value guarantees outstanding | contract		8
Asset guarantee loss provisions		$ 0	0
Guarantee carrying value		37,500,000	37,500,000
Maximum aggregate potential commitment		168,400,000
Other Guarantees [Member]
Loss Contingencies [Line Items]
Guarantee carrying value		14,300,000	$ 9,900,000
Maximum aggregate potential commitment		$ 34,200,000
Number of aircraft sold with a guarantee of the future lease cash flows | item		4
Number of aircraft sold with a guarantee of the replacement lease rental cash flows | item		3
VASP Litigation [Member]
Loss Contingencies [Line Items]
Number of leases that company incurred obligations due to another company's default | item		9				7
Claim award for loss of profit plus accrued interest	$ 40,000,000
Damages awarded				$ 36,900,000
Transbrasil Litigation [Member]
Loss Contingencies [Line Items]
Aggregate amount due from AerCap					$ 210,000,000
Purchase Obligations [Member]
Loss Contingencies [Line Items]
Number of aircraft | item		420
Boeing [Member]
Loss Contingencies [Line Items]
Non-refundable deposits		$ 636,200,000
Airbus [Member]
Loss Contingencies [Line Items]
Non-refundable deposits		667,300,000
Embraer [Member]
Loss Contingencies [Line Items]
Non-refundable deposits		$ 7,500,000
Aircraft [Member] | VASP Litigation [Member]
Loss Contingencies [Line Items]
Number of capital leased assets | item		13
Engines [Member] | VASP Litigation [Member]
Loss Contingencies [Line Items]
Number of capital leased assets | item		3